KPMG LLP
                              Suite 1500
                              777 East Wisconsin Avenue
                              Milwaukee, WI 53202-5337

Report of Independent Registered Public Accounting Firm

The Board of Directors
Sentry Life Insurance Company of New York and
The Contract Owners of
Sentry Variable Account I:

We have audited the accompanying statement of assets and liabilities of Sentry
Variable Account I (comprised of the sub-accounts listed in the statements of assets and liabilities (collectively, the Accounts)), as of December 31, 2012, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Accounts? management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with the standards of the Public Company
Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2012, by correspondence with the transfer agent of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion. In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Sentry Variable Account I as of December 31, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.


                              /s/ KPMG LLP

Milwaukee, Wisconsin
February 25, 2013


          KPMG LLP is a Delaware limited liability partnership, the U.S. member firm of KPMG International Cooperative
               (?KPMG International?), a Swiss entity.
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SENTRY LIFE INSURANCE COMPANY OF NEW YORK
Sentry Variable Account I
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2012 and 2011

	Federal Income Taxes

	The Company is taxed as a life insurance company under the provisions of the Internal Revenue Code.  The operations of the
     Variable Account are part of the total operations of the Company and are not taxed as a separate entity.

	Under Federal income tax law, net investment income and net realized investment gains of the Variable Account which are applied to increase net assets are not taxed.

	Recently Issued Accounting Standard

	The Variable Account applies the provisions of the Financial Accounting Standards Board (FASB) Accounting Standards
     Codification (ASC) 820 Fair Value Measurements and Disclosures (ASC 820).  ASC 820 provides guidance regarding the extent to which companies measure assets and liabilities at fair value, the information used to measure fair value, and the effect of fair value measurements on earnings.  For assets and liabilities that are measured at fair value on a recurring basis in periods subsequent to initial recognition, the reporting entity shall disclose information that enables financial statement users to assess the inputs used to develop those measurements.  ASC 820 applies whenever other standards require (or permit)
     assets or liabilities to be measured at fair value but does not expand the use of fair value in any new circumstances.

	Subsequent Events

	In connection with the preparation of the financial statements, the Company evaluated subsequent events after the financial statement date of December 31, 2012 through February 28, 2013, the date the financial statements were issued.  No significant events were identified.

3.  	Purchases and Sales of Securities

	In 2012, purchases and proceeds on sales of the Funds' shares were as follows:

							                                                  		Proceeds
						                                             	Purchases		on Sales
*	Janus Aspen Janus Portfolio				                    		 $47 	      $37
**	Janus Aspen Enterprise Portfolio						                     -   	 65,373
	Janus Aspen Worldwide Growth Portfolio				              		 11 		      23
	Janus Aspen Balanced Portfolio					               	 107 		 8,861
	T. Rowe Price Prime Reserve Portfolio						           -   		 224
	T. Rowe Price Limited Term Bond Portfolio					     	 76 	     	 77
	T. Rowe Price Equity Income Portfolio						           -   		 3,801
	T. Rowe Price Personal Strategy Balanced Portfolio					 1,157 		 6,820
	    Total						                                         $1,398 		 $85,216

	In 2011, purchases and proceeds on sales of the Funds' shares were as follows:

									                                                  Proceeds
						                                             	Purchases		on Sales
*	Janus Aspen Janus Portfolio				                    		 $12 		 $35
**	Janus Aspen Enterprise Portfolio				               		 -   		 1,555
	Janus Aspen Worldwide Growth Portfolio				          		 7 	     	 24
	Janus Aspen Balanced Portfolio					               	 714 		 87
	T. Rowe Price Prime Reserve Portfolio					              	 2 		      225
	T. Rowe Price Limited Term Bond Portfolio					        	 107 		 76
	T. Rowe Price Equity Income Portfolio					          	 64 		      57
	T. Rowe Price Personal Strategy Balanced Portfolio					 593 		 477
	    Total					                                        	 $1,499 		 $2,536


  *Formerly Janus Aspen Large Cap Growth Portfolio
 **Formerly Janus Aspen Mid Cap Growth Portfolio
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SENTRY LIFE INSURANCE COMPANY OF NEW YORK

Sentry Variable Account I

STATEMENTS OF OPERATIONS




			                                                       For the Year Ended December 31, 2012

	                                                       		Janus Aspen		Janus Aspen
		                                                            	Janus*		Enterprise**

Investment income:
  Dividends			                                                        $12 		 $-

Expenses:
  Mortality and expense risk charges		                              	 25 		 1,005

Net investment income (loss)			                                         (13)		 (1,005)

Realized gains (losses) on investments:
  Realized net investment gain (loss)		                                   	 15 		 22,445

  Capital gain distributions received		                                        	 35 		 -

  Realized gain (loss) on investments and
    capital gain distributions, net		                                   	50 		 22,445

Unrealized appreciation (depreciation), net		                              	284 		 (8,267)

Net increase (decrease) in net assets
  from operations		                                                       	 $321 		 $13,173



		                                                  	For the Year Ended December 31, 2012
		                                                  	Janus Aspen
		                                                  	Worldwide		Janus Aspen
		                                                  	Growth		Balanced

Investment income:
  Dividends		                                             	 $11 		 $30

Expenses:
  Mortality and expense risk charges	                        		 15 	     	 32

Net investment income (loss)		                                  	 (4)		 (2)

Realized gains (losses) on investments:
  Realized net investment gain (loss)			                     5 		 1,972

  Capital gain distributions received			                -   		 77

  Realized gain (loss) on investments and
    capital gain distributions, net			                    5 		 2,049

Unrealized appreciation (depreciation), net		               	203 		 (1,345)

Net increase (decrease) in net assets
  from operations			                                         $204 		 $702




See accompanying notes to financial statements

 *Formerly Janus Aspen Large Cap Growth Portfolio
**Formerly Janus Aspen Mid Cap Growth Portfolio
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SENTRY LIFE INSURANCE COMPANY OF NEW YORK

Sentry Variable Account I

STATEMENTS OF OPERATIONS


	                                                  	For the Year Ended December 31, 2012
	                                                                 			T. Rowe Price
	                                                           	T. Rowe Price		Limited Term
		                                                       Prime Reserve		Bond

Investment income:
  Dividends		                                                   $-   		 $69

Expenses:
  Mortality and expense risk charges	                              	190 		41

Net investment income (loss)		                                        (190)		28

Realized gains (losses) on investments:
  Realized net investment gain (loss)		                               -   		1

  Capital gain distributions received		                               -   		7

  Realized gain (loss) on investments and
    capital gain distributions, net		                               -   		8

Unrealized appreciation (depreciation), net		                          -   		6

Net increase (decrease) in net assets
  from operations	                                             	 $(190)		 $42



	                                                  	For the Year Ended December 31, 2012
	                                                                 			T. Rowe Price
                                                       		T. Rowe Price		Personal Strategy
	                                                       	Equity Income		Balanced

Investment income:
  Dividends		                                                   $-   		 $477

Expenses:
  Mortality and expense risk charges	                                 	9 		305

Net investment income (loss)	                                        	9 		172

Realized gains (losses) on investments:
  Realized net investment gain (loss)		                          (323)		250

  Capital gain distributions received		                          -   		680

  Realized gain (loss) on investments and
    capital gain distributions, net		                               (323)		930

Unrealized appreciation (depreciation), net		                     569 		2,393

Net increase (decrease) in net assets
  from operations		                                              $237 		 $3,495


See accompanying notes to financial statements
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SENTRY LIFE INSURANCE COMPANY OF NEW YORK

Sentry Variable Account I

STATEMENTS OF CHANGES IN NET ASSETS


		                                             	For the Years Ended December 31

     	                                        		Janus Aspen				 Janus Aspen
		                                                  	Janus*				 Enterprise**
	                                                  		2012		2011		2012		2011

Increase (decrease) in net assets from operations:
  Net investment income (loss)		          	      $(13)		 $(12)		 $(1,005)		 $(1,237)

  Realized gains (losses), net			                50 		 12 		 22,445 		 (435)

  Unrealized appreciation (depreciation), net			 284 		 (129)		 (8,267)		 (973)

Net increase (decrease) in net assets from operations		 321 		 (129)		 13,173 		 (2,645)

Contract transactions:
  Purchase payments			                               -   		 -   		 -   		 -

  Transfers between subaccounts, net 			            -   		 -   		 -   		 -

  Withdrawals			                                      -   		 -   		 (64,020)		 -

  Contract maintenance fees			                     (11)		 (11)		 (350)		 (315)

Net (decrease) in net assets
  derived from contract transactions		          	 (11)		 (11)		 (64,370)		 (315)

Total increase (decrease) in net assets			           310 		 (140)		 (51,197)		 (2,960)

Net assets at beginning of year		               	 1,873 		 2,013 		 100,166 		 103,126

Net assets at end of year			                     $2,183 		 $1,873 		 $48,969 		 $100,166


			                                                  For the Years Ended December 31
		                                                           Janus Aspen
			                                                      Worldwide 				 Janus Aspen
		                                                       	 Growth 				 Balanced
			                                                          2012		2011		2012		2011

Increase (decrease) in net assets from operations:
  Net investment income (loss)		                    	 $(4)		 $(8)		 $(2)		 $205

  Realized gains (losses), net		                            5 		 7 		 2,049 		 484

  Unrealized appreciation (depreciation), net			      203 		 (191)		 (1,345)		 (582)

Net increase (decrease) in net assets from operations			 204 		 (192)		 702 		 107

Contract transactions:
  Purchase payments			                                    -   		 -   		 -   		 -

  Transfers between subaccounts, net 			                -   		 -   		 -   		 -

  Withdrawals			                                         -   		 -   		 (8,785)		 -

  Contract maintenance fees			                          (8)		 (9)		 (44)		 (43)

Net (decrease) in net assets
  derived from contract transactions		               	 (8)		 (9)		 (8,829)		 (43)

Total increase (decrease) in net assets		               	 196 		 (201)		 (8,127)		 64

Net assets at beginning of year		                    	 1,103 		 1,304 		 9,233 		 9,169

Net assets at end of year			                          $1,299 		 $1,103 		 $1,106 		 $9,233


See accompanying notes to financial statements

 *Formerly Janus Aspen Large Cap Growth Portfolio
**Formerly Janus Aspen Mid Cap Growth Portfolio

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SENTRY LIFE INSURANCE COMPANY OF NEW YORK

Sentry Variable Account I

STATEMENTS OF CHANGES IN NET ASSETS


		                                                  For the Years Ended December 31
				                                                       		T. Rowe Price
		                                             T. Rowe Price				Limited Term
		                                             Prime Reserve				Bond
		                                                  2012		2011		2012		2011

Increase (decrease) in net assets from operations:
  Net investment income (loss)		                     $(190)		 $(191)		 $28 		 $41

  Realized gains (losses), net		                         -   		 2 		 8 		 29

  Unrealized appreciation (depreciation), net		          -   		 -   		 6 		 (55)

Net increase (decrease) in net assets from operations		 (190)		 (189)		 42 		 15

Contract transactions:
  Purchase payments		                                         -   		 -   		 -   		 -

  Transfers between subaccounts, net 		                     -   		 -   		 -   		 -

  Withdrawals		                                              -   		 -   		 -   		 -

  Contract maintenance fees		                          (34)		 (35)		 (37)		 (38)

Net (decrease) in net assets
  derived from contract transactions		                (34)		 (35)		 (37)		 (38)

Total increase (decrease) in net assets		                (224)		 (224)		 5 		 (23)

Net assets at beginning of year		                     15,870 		 16,094 		 3,371 		 3,394

Net assets at end of year		                          $15,646 		 $15,870 		 $3,376 		 $3,371


		                                                  For the Years Ended December 31
						                                                       T. Rowe Price
		                                             T. Rowe Price				Personal Strategy
		                                             Equity Income				Balanced
		                                                  2012		2011		2012		2011

Increase (decrease) in net assets from operations:
  Net investment income (loss)		                     $(9)		 $21 		 $172 		 $250

  Realized gains (losses), net		                     (323)		 (16)		 930 		 (2)

  Unrealized appreciation (depreciation), net	     	 569 		 (73)		 2,393 		 (672)

Net increase (decrease) in net assets from operations		 237 		 (68)		 3,495 		 (424)

Contract transactions:
  Purchase payments		                                    -   		 -   		 -   		 -

  Transfers between subaccounts, net 		                -   		 -   		 -   		 -

  Withdrawals		                                         (3,778)		 -   		 (6,381)		 -

  Contract maintenance fees		                          (14)		 (14)		 (132)		 (135)

Net (decrease) in net assets
  derived from contract transactions		                (3,792)		 (14)		 (6,513)		 (135)

Total increase (decrease) in net assets		                (3,555)		 (82)		 (3,018)		 (559)

Net assets at beginning of year		                      3,555 		 3,637 		 27,944 		 28,503

Net assets at end of year		                          $-   		 $3,555 		 $24,926 		 $27,944



See accompanying notes to financial statements
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SENTRY LIFE INSURANCE COMPANY OF NEW YORK
Sentry Variable Account I
NOTES TO FINANCIAL STATEMENTS
December 31, 2012 and 2011

1.  	Organization

	The Sentry Variable Account I (the Variable Account) is a segregated investment account of the Sentry Life Insurance Company of New York (the Company) and is registered with the Securities and Exchange Commission as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940.  The Variable Account was established by the Company on August 24,
     1983 in support of variable annuity contracts, and commenced operations on May 3, 1984.  The Company discontinued new sales of variable annuity contracts on December 1, 2004.  The Variable Account is an accounting entity wherein all segregated account transactions are reflected.

	The assets of each subaccount of the Variable Account are invested in shares of corresponding portfolios of Janus Aspen
     Series, T. Rowe Price Fixed Income Series, Inc. and T. Rowe Price Equity Series, Inc. (collectively, the Funds) at each portfolio's net asset value in accordance with the selection made by the contract owners.

	The Funds are diversified open-end investment management companies registered under the Investment Company Act of 1940.
     A copy of the Funds' Annual Reports is included in the Variable Account's Annual Report.

2.	Significant Accounting Policies

	The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

	Valuation of Investments

	Investments in shares of each of the Funds are valued on the closing net asset value per share at December 31, 2012.
     The funds value their investment securities at fair value.

	The Variable Account applies the provisions of FASB Accounting Standards Update (ASU) 2009-12 Investments in Certain Entities
     That Calculate Net Asset Value Per Share (or its Equivalent) (ASU 2009-12), which amends ASC 820.  This guidance applies to reporting entities that hold an investment that is required or permitted to be measured or disclosed at fair value on a recurring or nonrecurring basis if the investment does not have a readily determinable fair value and the investee has attributes of an investment company.  For these investments, this update allows, as a practical expedient, the use of net asset value (NAV) as the basis to estimate fair value as long as it is not probable, as of the measurement date that the investment will be sold and NAV is not the value that will be used in the sale.  The NAV must be calculated consistent with the American Institute of Certified Public Accounts Audit and Accounting Guide, Investment Companies, which generally requires
     these investments to be measured at fair value.   Additionally, the guidance provided updated disclosures for investments within its scope and noted that if the investor can redeem the investment with the investee on the measurement date at NAV, the investment should be classified as Level 2 in the fair value hierarchy.  Investments that cannot be redeemed with the investee at NAV would generally be classified as Level 3 in the fair value hierarchy.  If the investment is not redeemable with the investee on the measurement date, but will be at a future date, the length of time until the investment is redeemable should be considered in determining classification as Level 2 or 3.

	Securities Transactions and Investment Income

	Transactions in shares of the Funds are recorded on the trade date if received by 3:00 p.m. central standard time (the date the order to buy and sell is executed).  Dividend income is recorded on the ex-dividend date.  The cost of Fund shares sold and the corresponding investment gains and losses are determined on a specific identification basis.
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SENTRY LIFE INSURANCE COMPANY OF NEW YORK
Sentry Variable Account I
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2012 and 2011

	Federal Income Taxes

	The Company is taxed as a life insurance company under the provisions of the Internal Revenue Code.  The operations of the
     Variable Account are part of the total operations of the Company and are not taxed as a separate entity.

	Under Federal income tax law, net investment income and net realized investment gains of the Variable Account which are applied to increase net assets are not taxed.

	Recently Issued Accounting Standard

	The Variable Account applies the provisions of the Financial Accounting Standards Board (FASB) Accounting Standards
     Codification (ASC) 820 Fair Value Measurements and Disclosures (ASC 820).  ASC 820 provides guidance regarding the extent to which companies measure assets and liabilities at fair value, the information used to measure fair value, and the effect of fair value measurements on earnings.  For assets and liabilities that are measured at fair value on a recurring basis in periods subsequent to initial recognition, the reporting entity shall disclose information that enables financial statement users to assess the inputs used to develop those measurements.  ASC 820 applies whenever other standards require (or permit)
     assets or liabilities to be measured at fair value but does not expand the use of fair value in any new circumstances.

	Subsequent Events

	In connection with the preparation of the financial statements, the Company evaluated subsequent events after the financial statement date of December 31, 2012 through February 28, 2013, the date the financial statements were issued.  No significant events were identified.

3.  	Purchases and Sales of Securities

	In 2012, purchases and proceeds on sales of the Funds' shares were as follows:

								                                                  	Proceeds
					                                             		Purchases		on Sales
*	Janus Aspen Janus Portfolio				                    		 $47 		 $37
**	Janus Aspen Enterprise Portfolio			               			 -   		 65,373
	Janus Aspen Worldwide Growth Portfolio		               			 11 		      23
	Janus Aspen Balanced Portfolio					               	 107 		 8,861
	T. Rowe Price Prime Reserve Portfolio						           -   		 224
	T. Rowe Price Limited Term Bond Portfolio					     	 76 		      77
	T. Rowe Price Equity Income Portfolio					          	 -   		 3,801
	T. Rowe Price Personal Strategy Balanced Portfolio					 1,157 		 6,820
	    Total					                                        	 $1,398 		 $85,216

	In 2011, purchases and proceeds on sales of the Funds' shares were as follows:

								                                                  	Proceeds
					                                             		Purchases		on Sales
*	Janus Aspen Janus Portfolio				                    		 $12 		 $35
**	Janus Aspen Enterprise Portfolio			               			 -   		 1,555
	Janus Aspen Worldwide Growth Portfolio			               		 7 		      24
	Janus Aspen Balanced Portfolio					               	 714 		 87
	T. Rowe Price Prime Reserve Portfolio				          		 2 		      225
	T. Rowe Price Limited Term Bond Portfolio					     	 107 		 76
	T. Rowe Price Equity Income Portfolio						           64 		      57
	T. Rowe Price Personal Strategy Balanced Portfolio					 593 		 477
	    Total					                                        	 $1,499 		 $2,536


  *Formerly Janus Aspen Large Cap Growth Portfolio
 **Formerly Janus Aspen Mid Cap Growth Portfolio
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SENTRY LIFE INSURANCE COMPANY OF NEW YORK
Sentry Variable Account I
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2012 and 2011


4.	Expenses and Related Party Transactions

	A mortality and expense risk premium is deducted by the Company from the Variable Account on a daily basis which is equal, on an annual basis, to 1.20% (0.80% mortality and 0.40% expense risk) of the daily net asset value of the Variable Account.
     This mortality and expense risk premium compensates the Company for assuming these risks under the variable annuity contract.
     Until May 1, 2004 the Company elected to pass through to the Variable Account any administrative allowances received from the
     Funds.  After May 1, 2004, the Company no longer passed through any administrative allowances to the Variable Acco unt (see Note 7).

	The Company deducts, on the contract anniversary date, an annual contract maintenance charge of $30, per contract holder,
     from the contract value by canceling accumulation units.   If  the contract is surrendered for its full surrender value, on other than the contract anniversary, the contract maintenance charge will be deducted at the time of such surrender.  This charge reimburses the Company for administrative expenses relating to maintenance of the contract.

	There are no deductions made from purchase payments for sales charges at the time of purchase.  However, a contingent deferred sales charge may be deducted in the event of a surrender to reimburse the Company for expenses incurred which are related to contract sales.  Contingent deferred sales charges apply to each purchase payment and are graded from 6% during the first contract year to 0% in the seventh contract year.

	Any premium tax payable to a governmental entity as a result of the existence of the contracts or the Variable Account will be charged against the contract value.  Premium taxes up to 4% are currently imposed by certain states.  Some states assess their premium taxes at the time purchase payments are made; others assess their premium taxes at the time of annuitization.
     In the event contracts would be issued in states assessing their premium taxes at the time purchase payments are made, the
     Company currently intends to advance such premium taxes and to deduct the premium taxes from a contract owner's contract value at the time of annuitization or surrender.

	Sentry Equity Services, Inc., a related party, acts as the underwriter for the contract.


5.	Fair Value Measurement

	Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  In determining fair value, the Variable Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered by the Variable
     Account.  This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

	The Variable Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique.  The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).  If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.
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SENTRY LIFE INSURANCE COMPANY OF NEW YORK
Sentry Variable Account I
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2012 and 2011

	The Company categorizes financial assets recorded at fair value as follows:

	Level 1 - Unadjusted quoted prices accessible in active markets for identical assets at the measurement date.  The assets utilizing Level 1 valuations represent investments in publicly-traded registered mutual funds with quoted market prices.

	Level 2 - Unadjusted quoted prices for similar assets in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.
     The assets utilizing Level 2 valuations represent investments in privately-traded registered mutual funds only offered through insurance products.  These funds have no unfunded commitments or restrictions and the Variable Account always has the ability to redeem its interest in the funds with the investee at NAV daily.

	Level 3 - Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement.

	The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2012:

							Level 1		Level 2		Level 3	Total

	Variable Account Investments						 - 		 $97,505 		 - 	 $97,505

	The Variable Account only invests in funds with fair value measurements in Level 2 and thus did not have any assets or liabilities reported at fair value on a nonrecurring basis.

6.	Changes in Units Outstanding

	The changes in units outstanding for the year ended December 31, 2012 were as follows:

						                         	Units		Units
						                         	Issued		Redeemed	Net Decrease
*	Janus Aspen Janus Portfolio						 -   	      1 		 (1)
**	Janus Aspen Enterprise Portfolio					 -   	      1,003 	 (1,003)
	Janus Aspen Worldwide Growth Portfolio				 -   		 1 		 (1)
	Janus Aspen Balanced Portfolio					 -   		 570 	 (570)
	T. Rowe Price Prime Reserve Portfolio				 -   		 2 		 (2)
	T. Rowe Price Limited Term Bond Portfolio			 -   		 1 		 (1)
	T. Rowe Price Equity Income Portfolio				 -   		 239 	 (239)
	T. Rowe Price Personal Strategy Balanced Portfolio	 -   		 132 	 (132)

	The changes in units outstanding for the year ended December 31, 2011 were as follows:

							                         Units		Units
							                         Issued		Redeemed	Net Decrease
*	Janus Aspen Janus Portfolio						 -   		 2 		 (2)
**	Janus Aspen Enterprise Portfolio					 -   		 5 		 (5)
	Janus Aspen Worldwide Growth Portfolio				 -   		 2 		 (2)
	Janus Aspen Balanced Portfolio					 -   		 3 		 (3)
	T. Rowe Price Prime Reserve Portfolio				 -   		 1 		 (1)
	T. Rowe Price Limited Term Bond Portfolio			 -   		 1 		 (1)
	T. Rowe Price Personal Strategy Balanced Portfolio	 -   		 3 		 (3)



*	Formerly Janus Aspen Large Cap Growth Portfolio
**	Formerly Janus Aspen Mid Cap Growth Portfolio

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SENTRY LIFE INSURANCE COMPANY OF NEW YORK
Sentry Variable Account I
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2012 and 2011

7.  	Financial Highlights

	A summary of unit values, units outstanding and certain financial performance information for each subaccount for variable annuity contracts and the expense ratios, excluding expenses of the underlying funds, for the year ended December 31, 2012 is as follows:

												Expenses		Income
												as a % of		as a % of
								Net Assets				Average		Average
								Unit 				Net		Net		Total
						Units		Value		(000's)		Assets #		Assets		Return
*	Janus Aspen Janus Portfolio			 288 		 $7.58 		 $2 		 1.20 	%	 0.57 	%	 17.17 	%
**	Janus Aspen Enterprise Portfolio		 732 	1,747 	 66.90 		 49 		 1.20 		 -   		 15.89
	Janus Aspen Worldwide Growth Portfolio	 198 		 6.57 		 1 		 1.20 		 0.91 		 18.65
	Janus Aspen Balanced Portfolio		68 		 16.24 		 1 		 1.20 		 1.18 		 12.26
	T. Rowe Price Prime Reserve Portfolio	 742 		 21.08 		 16 		 1.20 		 -   		 (1.20)
	T. Rowe Price Limited Term Bond Portfolio	 90 		 37.56 		 3 		 1.20 		 2.04 		 1.24
	T. Rowe Price Equity Income Portfolio		 -   		 17.25 		 -   		 1.20 	 -   		 15.75
	T. Rowe Price Personal Strategy Balanced Portfolio		 479 	 52.05 		 25 		 1.20 	 1.90 	 13.77



	A summary of unit values, units outstanding and certain financial performance information for each subaccount for variable annuity contracts and the expense ratios, excluding expenses of the underlying funds, for the year ended December 31, 2011 is as follows:

												Expenses		Income
												as a % of		as a % of
								Net Assets				Average		Average
								Unit 				Net		Net		Total
						Units		Value		(000's)		Assets #		Assets		Return
*	Janus Aspen Janus Portfolio		 289 		 $6.48 		 $2 		 1.20 	%	 0.60 	%	 (6.42)	%
**	Janus Aspen Enterprise Portfolio	 1,735 	1,747 	 57.73 		 100 		 1.20 		 -   		 (2.58)
	Janus Aspen Worldwide Growth Portfolio	 199 	 5.53 		 1 		 1.20 		 0.56 		 (14.76)
	Janus Aspen Balanced Portfolio		 638 		 14.46 		 9 		 1.20 		 2.64 		 1.16
	T. Rowe Price Prime Reserve Portfolio	 744 		 21.34 		 16 		 1.20 		 -   		 (1.18)
	T. Rowe Price Limited Term Bond Portfolio	 91 		 37.10 	 3 		 1.20 		 2.36 		 0.39
	T. Rowe Price Equity Income Portfolio		 239 		 14.90 		 4 		 1.20 		 1.75 		 (1.88)
	T. Rowe Price Personal Strategy Balanced Portfolio	 611 	 45.75 		 28 		 1.20 	 2.05 		 (1.50)

#	Excluding the effect of the expenses of the underlying fund portfolios and administrative fees charged directly to contract holder accounts.

*	Formerly Janus Aspen Large Cap Growth Portfolio
**	Formerly Janus Aspen Mid Cap Growth Portfolio

SENTRY LIFE INSURANCE COMPANY OF NEW YORK
Sentry Variable Account I
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2012 and 2011

	A summary of unit values, units outstanding and certain financial performance information for each subaccount or variable annuity contracts and the expense ratios, excluding expenses of the underlying funds, for the year ended December 31, 2010 is as follows:

												Expenses		Income
												as a % of		as a % of
								Net Assets				Average		Average
								Unit 				Net		Net		Total
						Units		Value		(000's)		Assets #		Assets		Return
*	Janus Aspen Janus Portfolio					291 		 $6.92 		 $2 		 1.20 	%	 1.10 	%	 13.14 	%
**	Janus Aspen Enterprise Portfolio		1,740 	1,747 	 59.26 		103 		 1.20 		 0.07 		 24.34
	Janus Aspen Worldwide Growth Portfolio		201 		 6.49 		1 		 1.20 		 0.60 		 14.44
	Janus Aspen Balanced Portfolio			641 		 14.30 		9 		 1.20 		 2.85 		 6.33
	T. Rowe Price Prime Reserve Portfolio		745 		 21.59 		16 		 1.20 		 0.11 		 (1.07)
	T. Rowe Price Limited Term Bond Portfolio	92 		 36.96 		3 		 1.20 		 2.83 		 1.87
	T. Rowe Price Equity Income Portfolio		239 		 15.19 		4 		 1.20 		 1.95 		 13.64
	T. Rowe Price Personal Strategy Balanced Portfolio		614 		 46.45 		29 		 1.20 	 2.36 	 12.35


	A summary of unit values, units outstanding and certain financial performance information for each subaccount for variable annuity contracts and the expense ratios, excluding expenses of the underlying funds, for the year ended December 31, 2009 is as follows:

												Expenses		Income
												as a % of		as a % of
								Net Assets				Average		Average
								Unit 				Net		Net		Total
						Units		Value		(000's)		Assets #		Assets		Return
*	Janus Aspen Janus Portfolio		292 		 $6.12 		 $2 		 1.20 	%	 0.53 	%	 34.73 	%
 ** 	Janus Aspen Enterprise Portfolio	1,747 	1,747 	 47.66 		83 		 1.20 		 -   		 43.11
	Janus Aspen Worldwide Growth Portfolio	 202 		 5.67 		 1 		 1.20 		 1.45 		 36.06
	Janus Aspen Balanced Portfolio		645 		 13.45 		9 		 1.20 		 3.03 		 24.39
	T. Rowe Price Prime Reserve Portfolio		747 		 21.83 		16 		 1.20 		 0.38 		 (0.81)
	T. Rowe Price Limited Term Bond Portfolio	93 		 36.28 		3 		 1.20 		 3.72 		 7.01
	T. Rowe Price Equity Income Portfolio		240 		 13.37 		3 		 1.20 		 2.00 		 24.11
	T. Rowe Price Personal Strategy Balanced Portfolio	650 		 41.35 		27 		 1.20 	 2.07 		 30.55
	T. Rowe Price Mid-Cap Growth Portfolio		 -   		 -   		 -   	 1.20 		 -   		 43.92
	T. Rowe Price International Stock Portfolio		 -   	 -   		 -   		 1.20 		 -   	 50.59

#	Excluding the effect of the expenses of the underlying fund portfolios and administrative fees charged directly to contract holder accounts.

*	Formerly Janus Aspen Large Cap Growth Portfolio
**	Formerly Janus Aspen Mid Cap Growth Portfolio

SENTRY LIFE INSURANCE COMPANY OF NEW YORK
Sentry Variable Account I
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2012 and 2011

	A summary of unit values, units outstanding and certain financial performance information for each subaccount for variable annuity contracts and the expense ratios, excluding expenses of the underlying funds, for the year ended December 31,
     2008 is as follows:

												Expenses		Income
												as a % of		as a % of
								Net Assets				Average		Average
								Unit 				Net		Net		Total
						Units		Value		(000's)		Assets #		Assets		Return
	Janus Aspen Large Cap Growth Portfolio			292 		 $4.54 		 $1 		 1.20 	%	 0.85 	%	 (40.44)	%
	Janus Aspen Mid Cap Growth Portfolio		2,555 		 33.30 		85 		 1.20 		 0.24 		 (44.40)
	Janus Aspen Worldwide Growth Portfolio			204 		 4.17 		1 		 1.20 		 1.22 		 (45.33)
	Janus Aspen Balanced Portfolio			649 		 10.81 		7 		 1.20 		 2.75 		 (16.84)
	T. Rowe Price Prime Reserve Portfolio			749 		 22.00 		16 		 1.20 		 2.74 		 1.45
	T. Rowe Price Limited Term Bond Portfolio		570 		 33.90 		19 		 1.20 		 4.29 		 0.34
	T. Rowe Price Equity Income Portfolio			242 		 10.77 		3 		 1.20 		 1.87 		 (36.87)
	T. Rowe Price Personal Strategy Balanced Portfolio	1,682 		 31.67 		53 		 1.20 	 2.29 	 (30.72)
	T. Rowe Price Mid-Cap Growth Portfolio			1,291 		 10.51 		14 		 1.20 	 -   		 (40.48)
	T. Rowe Price International Stock Portfolio			2,076 	 5.93 		12 		 1.20 	 1.63 		 (49.32)
	Vanguard Equity Index Portfolio			 -   		 -   		 -   		 1.20 		 3.03 	 (37.69)
	Vanguard Mid-Cap Index Portfolio			 -   		 -   		 -   		 1.20 		 -   	 (42.51)
	Vanguard REIT Index Portfolio				 -   		 -   		 -   		 1.20 		 -   	 (37.99)

#	Excluding the effect of the expenses of the underlying fund portfolios, administrative allowances received from the Company, and administrative fees charged directly to contract holder accounts.

8. 	Diversification Requirements

	Under the provisions of Section 817(h) of the Internal Revenue Code of 1986 (the Code), as amended, a variable contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as a variable contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified.  Each subaccount is required to satisfy the requirements of Section 817(h)
     .  The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either the statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury.

	The Secretary of the Treasury has issued regulations under Section 817(h) of the Code.  The Variable Account intends that each of the subaccounts shall comply with the diversification requirements and, in the event of any failure to comply, will take immediate corrective action to assure compliance.